Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves	SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (IN THOUSANDS)    <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="24" rowspan="1"></td></tr><tr><td style="width:26%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:4%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:9%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="23" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> For the Year Ended December 31, 2019 </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at beginning of period </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Additions charged to costs and expenses </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Acquisitions </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Accounts written off </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Translation adjustments </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at end of period </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Allowance for doubtful accounts </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 9,173 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 1,262 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (2,024 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (180 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 8,231 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Valuation allowance on credit and operating loss carryforwards and other net deferred tax assets </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 200,280 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 5,659 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (2,174 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 203,765 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="23" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> For the Year Ended December 31, 2018 </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at beginning of period </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Additions (deductions) charged to costs and expenses </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Acquisitions </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Accounts<br clear="none"/>written off </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Translation adjustments </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at end of period </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Allowance for doubtful accounts </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 13,392 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 1,286 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (4,642 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (863 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 9,173 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Valuation allowance on credit and operating loss carryforwards and other net deferred tax assets </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 207,483 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (1,821 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> <sup style="vertical-align:top;line-height:120%;font-size:7pt">(1)</sup>  </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 3,887 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (9,269 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 200,280 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1">   </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="23" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> For the Year Ended December 31, 2017 </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at beginning of period </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Additions charged to costs and expenses </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Acquisitions </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Accounts<br clear="none"/>written off </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Translation adjustments </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance at end of period </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Allowance for doubtful accounts </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 9,995 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 3,798 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (1,496 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 1,095 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 13,392 </td><td style="vertical-align:bottom;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Valuation allowance on credit and operating loss carryforwards and other net deferred tax assets </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 152,752 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 35,646 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> <sup style="vertical-align:top;line-height:120%;font-size:7pt">(2)</sup>  </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 19,085 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 207,483 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr></table> _______________________  <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:30px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (1) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> The 2018 amount includes an adjustment to the 2017 foreign net operating loss carryforwards in the amount of $5.9 million. </td></tr></table><table cellpadding="0" cellspacing="0" style="font-family:Times New Roman; font-size:10pt;"><tr><td style="width:30px;" rowspan="1" colspan="1"></td><td rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:top" rowspan="1" colspan="1"> (2) </td><td style="vertical-align:top;" rowspan="1" colspan="1"> The 2017 amount includes an adjustment to the 2016 foreign net operating loss carryforwards in the amount of $58.8 million </td></tr></table>